Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity New York Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity New York Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity New York Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity New York Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity New York Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity New York Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity New York Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity New York Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity New York Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity New York Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity New York Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity New York Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity New York Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Fidelity New York Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity New York Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity New York Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New York Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity New York Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity New York Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity New York Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity New York Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity New York Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity New York Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%